Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 29.5%[1]
	COMMUNICATIONS — 2.6%
318	Activision Blizzard, Inc.	$27,218
5,440	Alphabet, Inc. - Class A*	564,291
2,912	AT&T, Inc.	56,056
17	Booking Holdings, Inc.*	45,091
83	Charter Communications, Inc. - Class A*	29,682
1,863	Comcast Corp. - Class A	70,626
1,134	Meta Platforms, Inc. - Class A*	240,340
181	Netflix, Inc.*	62,532
509	T-Mobile US, Inc.*	73,724
1,712	Verizon Communications, Inc.	66,580
741	Walt Disney Co.*	74,196
704	Warner Bros Discovery, Inc.*	10,630
		1,320,966
	CONSUMER DISCRETIONARY — 2.4%
4,140	Amazon.com, Inc.*	427,621
110	Aptiv PLC*[2]	12,341
8	AutoZone, Inc.*	19,665
11	Chipotle Mexican Grill, Inc.*	18,791
255	eBay, Inc.	11,314
1,629	Ford Motor Co.	20,525
592	General Motors Co.	21,715
426	Home Depot, Inc.	125,721
275	Lowe's Cos., Inc.	54,992
133	Marriott International, Inc. - Class A	22,083
305	McDonald's Corp.	85,281
645	NIKE, Inc. - Class B	79,103
27	O'Reilly Automotive, Inc.*	22,922
478	Starbucks Corp.	49,774
1,169	Tesla, Inc.*	242,521
486	TJX Cos., Inc.	38,083
		1,252,452
	CONSUMER STAPLES — 1.9%
749	Altria Group, Inc.	33,420
1,761	Coca-Cola Co.	109,235
344	Colgate-Palmolive Co.	25,852
77	Constellation Brands, Inc. - Class A	17,394
181	Costco Wholesale Corp.	89,933
94	Dollar General Corp.	19,783
147	Estee Lauder Cos., Inc. - Class A	36,230
137	Kimberly-Clark Corp.	18,388
499	Kraft Heinz Co.	19,296

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
569	Mondelez International, Inc. - Class A	$39,671
432	Monster Beverage Corp.*	23,332
564	PepsiCo, Inc.	102,817
635	Philip Morris International, Inc.	61,754
987	Procter & Gamble Co.	146,757
195	Target Corp.	32,298
352	Walgreens Boots Alliance, Inc.	12,172
1,131	Walmart, Inc.	166,766
		955,098
	ENERGY — 0.9%
786	Chevron Corp.	128,244
538	ConocoPhillips	53,375
239	EOG Resources, Inc.	27,397
1,726	Exxon Mobil Corp.	189,273
100	Pioneer Natural Resources Co.	20,424
572	Schlumberger N.V.[2]	28,085
		446,798
	FINANCIALS — 2.4%
316	American Express Co.	52,124
339	American International Group, Inc.	17,072
90	Aon PLC - Class A2	28,376
3,337	Bank of America Corp.	95,438
337	Bank of New York Mellon Corp.	15,313
913	Berkshire Hathaway, Inc. - Class B*	281,907
62	BlackRock, Inc.	41,486
174	Capital One Financial Corp.	16,732
771	Charles Schwab Corp.	40,385
176	Chubb Ltd.[2]	34,176
809	Citigroup, Inc.	37,934
147	CME Group, Inc.	28,153
142	Goldman Sachs Group, Inc.	46,450
230	Intercontinental Exchange, Inc.	23,987
1,205	JPMorgan Chase & Co.	157,024
206	Marsh & McLennan Cos., Inc.	34,309
343	MetLife, Inc.	19,873
732	Morgan Stanley	64,270
172	PNC Financial Services Group, Inc.	21,861
238	Progressive Corp.	34,048
92	T. Rowe Price Group, Inc.	10,387
544	Truist Financial Corp.	18,550
605	U.S. Bancorp	21,810

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
1,626	Wells Fargo & Co.	$60,780
		1,202,445
	HEALTH CARE — 3.6%
721	Abbott Laboratories	73,008
721	AbbVie, Inc.	114,906
123	Agilent Technologies, Inc.	17,016
32	Align Technology, Inc.*	10,692
230	Amgen, Inc.	55,602
204	Baxter International, Inc.	8,274
116	Becton Dickinson & Co.	28,715
581	Boston Scientific Corp.*	29,067
905	Bristol-Myers Squibb Co.	62,726
238	Centene Corp.*	15,044
135	Cigna Group	34,497
538	CVS Health Corp.	39,979
291	Danaher Corp.	73,344
160	Dexcom, Inc.*	18,589
255	Edwards Lifesciences Corp.*	21,096
99	Elevance Health, Inc.	45,521
390	Eli Lilly & Co.	133,934
23	Embecta Corp.	647
149	GE HealthCare Technologies, Inc.*	12,222
511	Gilead Sciences, Inc.	42,398
127	HCA Healthcare, Inc.	33,487
52	Humana, Inc.	25,244
35	IDEXX Laboratories, Inc.*	17,503
64	Illumina, Inc.*	14,883
146	Intuitive Surgical, Inc.*	37,299
78	IQVIA Holdings, Inc.*	15,513
1,073	Johnson & Johnson	166,315
548	Medtronic PLC[2]	44,180
1,030	Merck & Co., Inc.	109,582
165	Moderna, Inc.*	25,341
2,288	Pfizer, Inc.	93,350
44	Regeneron Pharmaceuticals, Inc.*	36,153
154	Stryker Corp.	43,962
161	Thermo Fisher Scientific, Inc.	92,796
384	UnitedHealth Group, Inc.	181,475
104	Vertex Pharmaceuticals, Inc.*	32,767
193	Zoetis, Inc.	32,123
		1,839,250

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS — 1.8%
235	3M Co.	$24,701
244	Amphenol Corp. - Class A	19,940
240	Boeing Co.*	50,983
353	Carrier Global Corp.	16,150
221	Caterpillar, Inc.	50,574
42	Cintas Corp.	19,433
904	CSX Corp.	27,066
125	Deere & Co.	51,610
163	Eaton Corp. PLC[2]	27,928
243	Emerson Electric Co.	21,175
108	FedEx Corp.	24,677
114	General Dynamics Corp.	26,016
448	General Electric Co.	42,829
281	Honeywell International, Inc.	53,705
128	Illinois Tool Works, Inc.	31,162
287	Johnson Controls International plc[2]	17,283
80	L3Harris Technologies, Inc.	15,699
112	Lockheed Martin Corp.	52,946
99	Norfolk Southern Corp.	20,988
65	Northrop Grumman Corp.	30,012
47	Old Dominion Freight Line, Inc.	16,019
610	Raytheon Technologies Corp.	59,737
129	Republic Services, Inc.	17,443
133	TE Connectivity Ltd.[2]	17,443
97	Trane Technologies PLC[2]	17,846
262	Union Pacific Corp.	52,730
354	United Parcel Service, Inc. - Class B	68,672
171	Waste Management, Inc.	27,902
		902,669
	MATERIALS — 0.4%
90	Air Products and Chemicals, Inc.	25,849
211	DuPont de Nemours, Inc.	15,143
117	Ecolab, Inc.	19,367
599	Freeport-McMoRan, Inc.	24,505
208	Linde PLC[2]	73,932
325	Newmont Corp.	15,932
107	Sherwin-Williams Co.	24,050
		198,778
	REAL ESTATE — 0.3%
186	American Tower Corp. - REIT	38,007
176	Crown Castle, Inc. - REIT	23,556

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	REAL ESTATE (Continued)
119	Digital Realty Trust, Inc. - REIT	$11,699
37	Equinix, Inc. - REIT	26,678
302	Prologis, Inc. - REIT	37,681
71	Public Storage - REIT	21,452
134	Simon Property Group, Inc. - REIT	15,004
		174,077
	TECHNOLOGY — 8.1%
269	Accenture PLC - Class A2	76,883
194	Adobe, Inc.*	74,762
666	Advanced Micro Devices, Inc.*	65,275
214	Analog Devices, Inc.	42,205
6,689	Apple, Inc.	1,103,016
362	Applied Materials, Inc.	44,464
125	Arista Networks, Inc.*	20,983
90	Autodesk, Inc.*	18,734
172	Automatic Data Processing, Inc.	38,292
168	Broadcom, Inc.	107,779
113	Cadence Design Systems, Inc.*	23,740
1,720	Cisco Systems, Inc.	89,913
214	Cognizant Technology Solutions Corp. - Class A	13,039
248	Fidelity National Information Services, Inc.	13,474
269	Fiserv, Inc.*	30,405
335	Fortinet, Inc.*	22,264
1,658	Intel Corp.	54,167
366	International Business Machines Corp.	47,979
115	Intuit, Inc.	51,270
62	KLA Corp.	24,749
57	Lam Research Corp.	30,217
401	Mastercard, Inc. - Class A	145,727
226	Microchip Technology, Inc.	18,934
457	Micron Technology, Inc.	27,575
3,061	Microsoft Corp.	882,486
76	Moody's Corp.	23,258
69	Motorola Solutions, Inc.	19,743
34	MSCI, Inc.	19,029
1,019	NVIDIA Corp.	283,048
108	NXP Semiconductors N.V.[2]	20,139
1,089	Oracle Corp.	101,190
147	Paychex, Inc.	16,845
479	PayPal Holdings, Inc.*	36,375
457	QUALCOMM, Inc.	58,304
43	Roper Technologies, Inc.	18,950

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
144	S&P Global, Inc.	$49,647
402	Salesforce, Inc.*	80,312
81	ServiceNow, Inc.*	37,642
63	Synopsys, Inc.*	24,334
377	Texas Instruments, Inc.	70,126
888	Visa, Inc. - Class A	200,208
		4,127,482
	UTILITIES — 5.1%
2,283	Alliant Energy Corp.	121,912
1,565	Ameren Corp.	135,200
1,775	American Electric Power Co., Inc.	161,507
745	American Water Works Co., Inc.	109,135
1,315	Atmos Energy Corp.	147,753
2,144	CMS Energy Corp.	131,599
1,628	Consolidated Edison, Inc.	155,751
962	Constellation Energy Corp.	75,517
330	Dominion Energy, Inc.	18,450
1,158	DTE Energy Co.	126,847
314	Duke Energy Corp.	30,292
1,236	Entergy Corp.	133,167
2,031	Evergy, Inc.	124,135
1,522	Eversource Energy	119,112
2,888	Exelon Corp.	120,978
3,369	FirstEnergy Corp.	134,962
800	NextEra Energy, Inc.	61,664
4,624	PPL Corp.	128,501
2,100	Public Service Enterprise Group, Inc.	131,145
2,471	Southern Co.	171,932
1,438	WEC Energy Group, Inc.	136,308
2,043	Xcel Energy, Inc.	137,780
		2,613,647
	TOTAL COMMON STOCKS
	(Cost $16,834,034)	15,033,662

Principal Amount
	U.S. TREASURY BILLS — 56.6%
	United States Treasury Bill[3]
$1,000,000	4.350%, 5/4/2023	996,022
2,000,000	4.400%, 5/18/2023[4]	1,988,322
300,000	4.440%, 6/1/2023	297,767
300,000	4.570%, 6/29/2023	296,639
500,000	4.610%, 7/20/2023[4]	493,033

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$4,300,000	4.610%, 8/3/2023	$4,231,458
14,500,000	4.800%, 8/17/2023[4,5]	14,242,900
300,000	4.460%, 9/7/2023	293,898
6,200,000	4.590%, 9/14/2023	6,067,227
	TOTAL U.S. TREASURY BILLS
	(Cost $28,896,453)	28,907,266
	U.S. TREASURY NOTES — 15.6%
	United States Treasury Note
2,250,000	1.250%, 6/30/2028	1,994,767
2,250,000	1.375%, 12/31/2028	1,991,162
2,000,000	3.250%, 6/30/2029	1,959,062
2,000,000	3.875%, 12/31/2029	2,034,532
	TOTAL U.S. TREASURY NOTES
	(Cost $8,396,017)	7,979,523

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTION — 0.0%
400	CME Euro Future Exercise Price: $0.90, Notional Amount: $45,000,000, Expiration Date: June 9, 2023	2,500
	TOTAL PUT OPTION
	(Cost $16,448)	2,500
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $16,448)	2,500

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
$10	UMB Bank Demand Deposit, 0.01%[4,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 101.7%
	(Cost $54,142,962)	51,922,961
	Liabilities in Excess of Other Assets — (1.7)%	(883,196)
	TOTAL NET ASSETS — 100.0%	$51,039,765

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 8.
[2]	Foreign security denominated in U.S. dollars.
[3]	The rate is the effective yield as of March 31, 2023.
[4]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[5]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $9,528,019, which represents 18.67% of total net assets of the Fund.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Gold[1]	June 2023	25	$4,822,089	$4,965,500	$143,411

Index Futures
CME E-mini S&P 500	June 2023	20	3,894,211	4,137,750	243,539
NYF MSCI EAFE Index	June 2023	65	6,509,309	6,813,625	304,316
Total Long Contracts			$15,225,609	$15,916,875	$691,266

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Pay/Receive Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Deutsche Bank	Abraham Fortress dbSelect Index Basket Swap[2]	Receive	0.44% of Notional Value	Monthly	June 13, 2024	$28,586,742	(2,392,722)
TOTAL SWAP CONTRACTS							$(2,392,722)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CBT Soybeans Future	May 2023	56	$4,205,351	$(46,751)	-22.02%
NYB Coffee C Future	September 2023	26	1,625,986	(45,951)	-21.65%
NYM Light Sweet Crude Oil (WTI) Future	November 2023	21	1,497,827	12,337	5.81%
CBT Corn Future	May 2023	41	1,331,296	30,061	14.16%
OSE 10 year Japanese Government Bond	June 2023	1	1,298,940	(1,567)	-0.74%
EUX DAX Index Future	June 2023	3	1,140,570	32,391	15.26%
SFE 90 Day Bank Accepted Bill Future	December 2023	5	817,210	84	0.04%
SFE 3 year Australian Treasury Bond	June 2023	11	800,513	(41)	-0.02%
EOP CAC 40	April 2023	9	721,405	23,837	11.23%
CME E-Mini Nasdaq-100	June 2023	3	676,668	16,988	8.00%
IFLL 3 Month SONIA Index	March 2024	2	675,233	(1,958)	-0.92%
LIF FTSE 100 Index Future	June 2023	7	668,284	9,913	4.67%
LIF Long Gilt Future	June 2023	5	661,658	(8,332)	-3.92%
EUX EURO STOXX 50 Index Future	June 2023	14	653,193	19,574	9.22%
CBT E-mini Dow	June 2023	4	623,190	10,202	4.81%
ICE Brent Crude Monthly Future	August 2023	7	573,153	6,733	3.17%
OSE TOPIX Future	June 2023	3	525,207	3,475	1.64%
EUX 10 year Italian Bond	June 2023	4	508,773	(6)	0.00%
SGX Nikkei 225 Index	June 2023	4	467,969	3,498	1.65%
CME Lean Hog Future	April 2023	15	453,410	(56,656)	-26.69%
KOFEX 3 Year Korean Treasury Bond Future	June 2023	6	445,505	(553)	-0.26%
CME Feeder Cattle Future	April 2023	4	442,532	13,676	6.44%
NYB Sugar No.11 Future	June 2023	18	428,993	27,161	12.80%
CBT Soybean Oil Future	December 2023	13	422,172	8,293	3.91%
CBT 30 year US Treasury Bonds	June 2023	3	401,970	(840)	-0.40%
CBT Corn Future	September 2023	13	378,078	2,626	1.24%
SGX FTSE Taiwan Index Future	April 2023	7	364,234	3,956	1.86%
EUX Euro-BUND	June 2023	2	357,237	1,485	0.70%
SFE 10 year Australian Treasury Bond Future	June 2023	4	329,288	226	0.11%
CME EUR/JPY	June 2023	2	312,776	1,636	0.77%
SGX Mini Japanese Goverment Bond Future	June 2023	3	295,072	446	0.21%
NYM Platinum	July 2023	6	294,075	14,556	6.86%
			24,397,767	80,503

Abraham Fortress Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CME AUD/USD	June 2023	(74)	$(4,938,354)	$(50,268)	-23.68%
CME EUR/USD	June 2023	(29)	(3,912,654)	(81,676)	-38.48%
CBT Soybeans Future	July 2023	(53)	(3,855,842)	48,887	23.03%
CME JPY/USD	June 2023	(29)	(2,737,267)	(55,429)	-26.11%
NYB Coffee C Future	July 2023	(26)	(1,674,774)	46,212	21.77%
CME CAD/USD	June 2023	(21)	(1,540,439)	(20,154)	-9.49%
NYM Light Sweet Crude Oil (WTI) Future	April 2023	(20)	(1,461,131)	31,248	14.72%
LIF 3 month Euro (EURIBOR)	December 2023	(5)	(1,355,839)	(6,821)	-3.21%
CBT Corn Future	July 2023	(34)	(1,078,832)	(11,386)	-5.36%
CME Lean Hog Future	June 2023	(26)	(966,184)	62,302	29.35%
CBT Soybean Oil Future	May 2023	(27)	(910,980)	50,748	23.91%
NYM Light Sweet Crude Oil (WTI) Future	May 2023	(10)	(768,404)	(24,472)	-11.53%
ICE Brent Crude Monthly Future	May 2023	(9)	(694,154)	(10,198)	-4.80%
LIF 3 month Euro (EURIBOR)	March 2026	(2)	(502,549)	(296)	-0.14%
CBT Wheat Future	July 2023	(12)	(436,215)	33,748	15.90%
LIF 3 month Euro (EURIBOR)	March 2025	(2)	(434,183)	197	0.09%
LIF 3 month Euro (EURIBOR)	March 2024	(2)	(432,120)	447	0.21%
CBT Wheat Future	May 2023	(12)	(429,884)	51,592	24.30%
CME Feeder Cattle Future	May 2023	(4)	(386,247)	(15,033)	-7.08%
CMX Gold	August 2023	(2)	(379,702)	(19,219)	-9.05%
SGX S&P CNX Nifty Index Future	April 2023	(10)	(362,578)	(5,777)	-2.72%
IFLL 3 Month SONIA Index	June 2024	(1)	(355,185)	(790)	-0.37%
CME GBP/USD	June 2023	(4)	(330,476)	(10,049)	-4.73%
			(29,943,993)	13,812

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive/(Deliver)		In Exchange For		Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
6/21/2023	Deutsche Bank	460,824	SGO	(346,300	) USD	1,178	0.55%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.